Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for PEO[1]	Compensation Actually Paid (“CAP”) to PEO [1,2,3]	Average Summary Compensation Table total for non-PEO NEOs[4]	Average CAP to non-PEO NEOs2, [4,5]	Value of initial fixed $100 investment based on:		Net income[7] (in thousands)	Income before income taxes7, [8] (in thousands)
					Total shareholder return[6]	Peer group total shareholder return[6]
2023	$4,559,910	$3,337,578	$1,090,770	$953,222	$48	$144	$38,386	$53,056
2022	$4,414,263	$2,445,181	$1,027,589	$765,385	$56	$123	$34,243	$44,553
2021	$4,405,773	$1,424,534	$986,045	$593,330	$78	$142	$48,543	$65,512
2020	$4,182,274	$4,908,914	$1,254,008	$1,535,216	$120	$114	$98,682	$129,186

Company Selected Measure Name		Income before Income Taxes
Named Executive Officers, Footnote	Our CEO, Theodore Wahl, is listed in the table as the principal executive officer (“PEO”) for each year.The non-PEO NEOs included in the calculation for average summary compensation and compensation actually paid for each applicable year are the following:
•2023: John C. Shea, Andrew W. Kush, Patrick J. Orr, and Andrew M. Brophy
•2022: John C. Shea, Andrew W. Kush, Patrick J. Orr, and Andrew M. Brophy
•2021: John C. Shea, Andrew W. Kush, Patrick J. Orr, Jason J. Bundick, and Andrew M. Brophy
•2020: John C. Shea, Michael E. McBryan (former Executive Vice President, Chief Revenue Officer & Director), Andrew W. Kush, and
Jason J. Bundick

Peer Group Issuers, Footnote	For purposes of the peer group TSR, the Company used the peer group it uses for purposes of
Regulation S-K Item 201(e)(1)(ii), please see the Company’s Annual Report on Form 10-K filed with the SEC on February 16, 2024 for further information (the “2023 Form 10-K”).

PEO Total Compensation Amount		$ 4,559,910	$ 4,414,263	$ 4,405,773	$ 4,182,274
PEO Actually Paid Compensation Amount		$ 3,337,578	2,445,181	1,424,534	4,908,914
Adjustment To PEO Compensation, Footnote	Below is the reconciliation of the Summary Compensation Table to Compensation Actually Paid for the PEO:

Reconciliation of Summary Compensation to CAP for Principal Executive Officer	2023	2022	2021	2020
Summary Compensation Table	$4,559,910	$4,414,263	$4,405,773	$4,182,274
Less: Equity awards included in Summary Compensation Table	(3,193,867)	(2,951,289)	(3,092,728)	(2,618,792)
Add: Year-end fair value of equity awards granted during current year that are outstanding and unvested at year- end	2,043,205	1,695,607	1,322,617	2,576,882
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	(126,179)	(961,109)	(1,452,692)	526,740
Add: Change in fair value during current year of equity awards granted in prior years that vested in the current year	(2,866)	10,543	10,543	2,750
Add: Fair value on vesting date for current year equity grants	57,375	74,167	62,953	65,323
Less: Fair value at end of prior year for any stock awards which were forfeited during current year	—	—	—	—
Add: Dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards	—	162,999	168,068	173,737
Total Compensation Actually Paid (CAP):	$3,337,578	$2,445,181	$1,424,534	$4,908,914

Non-PEO NEO Average Total Compensation Amount		$ 1,090,770	1,027,589	986,045	1,254,008
Non-PEO NEO Average Compensation Actually Paid Amount		$ 953,222	765,385	593,330	1,535,216
Adjustment to Non-PEO NEO Compensation Footnote	Below is the reconciliation of the Summary Compensation Table to Compensation Actually Paid to the non-PEO NEOs:

Reconciliation of Summary Compensation to Average CAP for Non-Principal Executive Officer Named Executive Officers	2023	2022	2021	2020
Summary Compensation Table	$1,090,770	$1,027,589	$986,045	$1,254,008
Less: Equity awards included in Summary Compensation Table	(430,864)	(421,208)	(404,679)	(427,318)
Add: Year-end fair value of equity awards granted during current year that are outstanding and unvested at year-end	289,006	242,410	187,532	534,983
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	(15,443)	(127,340)	(218,593)	110,687
Add: Change in fair value during current year of equity awards granted in prior years that vested in the current year	(1,594)	1,272	1,429	790
Add: Fair value on vesting date for current year equity grants	21,347	20,827	18,401	28,039
Less: Fair value at end of prior year for any stock awards which were forfeited during current year	—	—	—	—
Add: Dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards	—	21,835	23,195	34,027
Total Compensation Actually Paid (CAP):	$953,222	$765,385	$593,330	$1,535,216

Compensation Actually Paid vs. Total Shareholder Return	Below is a graphical depiction of the relationship between the compensation actually paid calculation for the PEO and the non-PEO Named Executive Officers to the TSR and peer group TSR:
*Value of initial fixed investment of $100.

Compensation Actually Paid vs. Net Income		Below is a graphical depiction of the relationship between the compensation actually paid calculation for the PEO and the non-PEO Named Executive Officers to net income:
Compensation Actually Paid vs. Company Selected Measure		Below is a graphical depiction of the relationship between the compensation actually paid calculation for the PEO and the non-PEO Named Executive Officers to income before income taxes:
Total Shareholder Return Vs Peer Group	Below is a graphical depiction of the relationship between the compensation actually paid calculation for the PEO and the non-PEO Named Executive Officers to the TSR and peer group TSR:
*Value of initial fixed investment of $100.

Tabular List, Table

Company Selected Measures
Income before income taxes
Total Shareholder Return

Total Shareholder Return Amount		$ 48	56	78	120
Peer Group Total Shareholder Return Amount		144	123	142	114
Net Income (Loss)		$ 38,386,000	$ 34,243,000	$ 48,543,000	$ 98,682,000
Company Selected Measure Amount		53,056,000	44,553,000	65,512,000	129,186,000
PEO Name		Theodore Wahl
Additional 402(v) Disclosure	Compensation actually paid is defined in Item 402(v)(2)(iii) of Regulation S-K. Reconciliation of the amounts included in the Summary
Compensation Table to compensation actually paid is provided in the “Narrative Disclosure to Pay Versus Performance Table” section
below.Total shareholder return (TSR) is calculated based on the return of $100 invested four years prior to the applicable year-end date in stock or index, including reinvestment of dividendsDuring the 2023 year-end financial reporting process, the Company identified a prior period accounting error for accrued payroll, and specifically accrued vacation that was concluded not to be material to the Company's previously reported consolidated financial
statements.The Company corrected the errors by revising the Company's Consolidated Balance Sheets and Consolidated Statements of
Comprehensive Income for the years ended December 31, 2022 and 2021 in the 2023 Form 10-K. The amounts listed in the table above for
Net Income as well as Income Before Income Taxes are reflective of these corrections.
Our company-selected measure is Income before Income Taxes. Our Consolidated Statements of Comprehensive Income included on our
Form 10-K include details of how this is calculated.
Differences in the calculations of compensation in the summary compensation and the compensation actually paid are driven primarily on the determination of fair value used to calculate GAAP stock compensation expense and the
SEC definition in the compensation actually paid calculation and the timing of equity awards issued during the years ended December 31, 2023, 2022, 2021, and 2020. For each of the periods included in the CAP table, we have granted the vast majority of our equity awards to the NEOs, including the PEO, and other employees during the first quarter of each fiscal year. Expense for GAAP purposes (which is included in the Summary Compensation Table)
for these grants is measured at fair value at the grant date using the current stock price and other inputs that are determined at the grant date, which is then recorded as straight-line stock compensation expense over the vesting period for each grant.
In the CAP calculation, the fair value of each equity award is revalued at the end of each fiscal year (instead of the grant date) or upon vesting. For unvested RSUs, we calculated the fair value of outstanding units as the total number of unvested shares times the year-end stock price. For unvested stock options, we calculated the fair value of outstanding unvested options using an updated Black-Scholes model with inputs updated for each respective year-end date. For unvested PSUs, we calculated the fair value of unvested units using an updated Monte-Carlo model with inputs updated for each respective year-end date. Changes in fair value from the grant date, or the previous year-end, to the end of each year in the table were primarily driven by changes in our stock price. No changes were made to the valuation methods or models used in calculating the fair value as of year-end versus each grant date, and no significant changes were made to assumptions used in the models. As equity awards are a significant portion of the compensation package provided to our NEOs, our CAP may fluctuate significantly from period to period based on changes in our stock price.
Only two measures are identified reflecting the sole two financial performance measures currently used in our executive compensation framework. Given total shareholder return is already included in the pay versus performance table above, Company income before income taxes is identified as our company-selected measure.
Further details on how these performance measures are used in our incentive plans can be found in the
Compensation Discussion and Analysis section.

Measure:: 1
Pay vs Performance Disclosure
Name		Income before income taxes
Measure:: 2
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,193,867)	$ (2,951,289)	$ (3,092,728)	$ (2,618,792)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,043,205	1,695,607	1,322,617	2,576,882
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(126,179)	(961,109)	(1,452,692)	526,740
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,375	74,167	62,953	65,323
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,866)	10,543	10,543	2,750
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	162,999	168,068	173,737
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(430,864)	(421,208)	(404,679)	(427,318)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		289,006	242,410	187,532	534,983
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,443)	(127,340)	(218,593)	110,687
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,347	20,827	18,401	28,039
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,594)	1,272	1,429	790
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 21,835	$ 23,195	$ 34,027